SIGNIFICANT ACCOUNTING POLICIES (Schedule of difference between the operating lease commitments) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease liability	$ 3,657,296
IFRS 16 Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effect of discounting at incremental borrowing rate	(2,282,496)
Operating lease liability	$ 1,374,800